UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-4269
Van Kampen Trust

(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices)       (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 8/31
Date of reporting period: 11/30/09

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen Core Plus Fixed Income Fund
Portfolio of Investments ■ November 30, 2009 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Mortgage Backed Securities 33.9%
$125	Federal Home Loan Mortgage Corp., December (a)	4.500%	TBA	$128,184
4,912	Federal Home Loan Mortgage Corp.	5.000	10/01/35 to 08/01/39	5,160,308
12,592	Federal Home Loan Mortgage Corp.	5.500	01/01/36 to 11/01/37	13,426,192
631	Federal Home Loan Mortgage Corp. (b)	5.670	04/01/37	667,283
619	Federal Home Loan Mortgage Corp. (b)	5.793	10/01/37	656,710
10,362	Federal Home Loan Mortgage Corp.	6.000	08/01/38	11,142,210
521	Federal Home Loan Mortgage Corp. (b)	6.024	02/01/37	553,279
2,825	Federal Home Loan Mortgage Corp., December (a)	6.500	TBA	3,049,678
296	Federal Home Loan Mortgage Corp.	7.500	05/01/35	337,513
169	Federal Home Loan Mortgage Corp.	8.000	08/01/32	194,635
190	Federal Home Loan Mortgage Corp.	8.500	08/01/31	220,833
2,627	Federal National Mortgage Association	4.500	08/01/39	2,700,643
2,325	Federal National Mortgage Association, December (a)	4.500	TBA	2,436,163
8,787	Federal National Mortgage Association	5.000	05/01/36 to 03/01/39	9,231,756
4,725	Federal National Mortgage Association, December (a)	5.000	TBA	4,956,081
15,919	Federal National Mortgage Association	5.500	04/01/37 to 08/01/38	16,973,840

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Mortgage Backed Securities (continued)
$1,875	Federal National Mortgage Association, December (a)	5.500%	TBA	$1,994,239
1,350	Federal National Mortgage Association (b)	5.735	12/01/36	1,428,808
777	Federal National Mortgage Association (b)	5.784	03/01/38	825,275
11,268	Federal National Mortgage Association	6.000	07/01/37 to 11/01/38	12,102,437
1,575	Federal National Mortgage Association, December (a)	6.000	TBA	1,688,450
357	Federal National Mortgage Association	6.500	12/01/31 to 10/01/32	389,769
1,150	Federal National Mortgage Association, December (a)	6.500	TBA	1,242,360
10	Federal National Mortgage Association	7.000	07/01/29 to 06/01/32	11,030
503	Federal National Mortgage Association	7.500	03/01/21 to 08/01/37	573,268
365	Federal National Mortgage Association	8.000	04/01/33	419,404
344	Federal National Mortgage Association	8.500	10/01/32	396,949
117	Federal National Mortgage Association	9.500	04/01/30	137,191
2,525	Government National Mortgage Association, December (a)	4.500	TBA	2,596,806
179	Government National Mortgage Association	8.000	01/15/26 to 11/15/29	205,621
47	Government National Mortgage Association	9.000	07/15/24 to 10/15/24	54,510

	Total Mortgage Backed Securities 33.9%			95,901,425

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Corporate Bonds 30.3%
	Aerospace & Defense 0.3%
$250	Boeing Co.	4.875%	02/15/20	$260,594
220	Boeing Co.	6.000	03/15/19	249,173
267	Systems 2001 Asset Trust LLC, Ser C (Cayman Islands) (c)	6.664	09/15/13	275,359

				785,126

	Automotive 0.3%
250	Daimler Finance North America LLC	7.300	01/15/12	275,112
60	DaimlerChrysler NA Holding LLC	8.500	01/18/31	74,437
425	Harley-Davidson Funding Corp., Ser C (c)	6.800	06/15/18	428,372

				777,921

	Banking 5.1%
420	Abbey National Treasury Services PLC/London (United Kingdom) (c)	3.875	11/10/14	429,353
230	American Express Co.	8.125	05/20/19	276,850
130	Bank of America Corp., Ser L	5.650	05/01/18	131,234
1,360	Bank of America Corp.	5.750	12/01/17	1,389,218
220	Bank of America Corp.	7.625	06/01/19	252,375
650	Barclays Bank PLC (United Kingdom)	6.750	05/22/19	738,712
345	BB&T Corp.	6.850	04/30/19	393,307
540	Capital One Bank USA NA	8.800	07/15/19	640,597
205	Citigroup, Inc.	5.875	05/29/37	178,924
330	Citigroup, Inc.	6.125	05/15/18	330,065
50	Citigroup, Inc.	8.125	07/15/39	55,132
1,140	Citigroup, Inc.	8.500	05/22/19	1,289,633
465	Commonwealth Bank of Australia (Australia) (c)	5.000	10/15/19	478,627

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Banking (continued)
$120	Credit Suisse First Boston USA, Inc.	5.125%	08/15/15	$129,483
575	Credit Suisse New York (Switzerland)	5.300	08/13/19	603,676
1,300	Goldman Sachs Group, Inc.	6.150	04/01/18	1,405,457
360	HBOS PLC (United Kingdom) (c)	6.750	05/21/18	335,278
1,470	JPMorgan Chase & Co.	6.000	01/15/18	1,596,083
190	JPMorgan Chase & Co.	6.300	04/23/19	212,104
160	Nationwide Building Society (United Kingdom) (c)	4.250	02/01/10	160,118
330	PNC Funding Corp.	6.700	06/10/19	374,480
415	Regions Financial Corp.	7.750	11/10/14	417,433
265	Royal Bank of Scotland PLC (United Kingdom) (c)	4.875	08/25/14	273,718
200	UBS AG Stamford Branch (Switzerland)	5.875	12/20/17	207,877
1,650	Wells Fargo & Co.	5.625	12/11/17	1,724,481
405	Westpac Banking Corp. (Australia)	4.200	02/27/15	419,589

				14,443,804

	Brokerage 0.8%
115	Bear Stearns Co., Inc.	5.550	01/22/17	119,184
305	Bear Stearns Co., Inc.	7.250	02/01/18	353,267
310	Credit Suisse New York (Switzerland)	6.000	02/15/18	332,131
215	Merrill Lynch & Co., Inc.	6.110	01/29/37	199,543
580	Merrill Lynch & Co., Inc.	6.875	04/25/18	623,122
710	TD Ameritrade Holding Corp.	5.600	12/01/19	723,294

				2,350,541

	Building Materials 0.2%
420	CRH America, Inc.	6.000	09/30/16	442,467

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Building Materials (continued)
$225	Holcim US Finance Sarl & Cie SCS (Luxembourg) (c)	6.000%	12/30/19	$239,403

				681,870

	Cable 0.2%
430	DirecTV Holdings LLC	7.625	05/15/16	463,917

	Chemicals 0.2%
160	Potash Corp. of Saskatchewan, Inc. (Canada)	4.875	03/30/20	162,968
305	Potash Corp. of Saskatchewan, Inc. (Canada)	5.875	12/01/36	311,248
140	Potash Corp. of Saskatchewan, Inc. (Canada)	6.500	05/15/19	159,897

				634,113

	Consumer Products 0.2%
505	Philips Electronics NV (Netherlands)	5.750	03/11/18	554,524

	Diversified Manufacturing 0.7%
295	Amphenol Corp.	4.750	11/15/14	302,502
135	Brookfield Asset Management, Inc. (Canada)	5.800	04/25/17	124,836
85	Cooper Industries, Inc.	5.250	11/15/12	92,832
1,310	General Electric Co.	5.250	12/06/17	1,364,797

				1,884,967

	Electric 2.2%
575	Electricite de France SA (France) (c)	6.500	01/26/19	663,867
825	Enel Finance International SA (Luxembourg) (c)	5.125	10/07/19	853,907
725	E.ON International Finance BV (Netherlands) (c)	5.800	04/30/18	799,626
825	Exelon Generation Co. LLC	5.200	10/01/19	855,404

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Electric (continued)
$655	FirstEnergy Solutions Corp. (c)	6.050%	08/15/21	$687,103
180	NiSource Finance Corp.	6.800	01/15/19	194,360
675	Ohio Power Co.	5.375	10/01/21	698,811
190	PPL Energy Supply LLC	6.300	07/15/13	208,045
315	PPL Energy Supply LLC	6.500	05/01/18	340,900
120	Progress Energy Carolina	5.300	01/15/19	130,609
475	Virginia Electric & Power Co.	8.875	11/15/38	680,894

				6,113,526

	Energy 0.1%
185	Pioneer Natural Resources Co.	6.650	03/15/17	180,198

	Entertainment 0.1%
330	Time Warner, Inc.	7.700	05/01/32	387,925

	Environmental & Facilities Services 0.3%
400	Republic Services, Inc. (c)	5.500	09/15/19	419,841
520	Waste Management, Inc.	6.125	11/30/39	538,195

				958,036

	Food/Beverage 1.3%
125	Anheuser-Busch InBev Worldwide, Inc. (c)	5.375	11/15/14	135,654
350	Anheuser-Busch InBev Worldwide, Inc. (c)	7.200	01/15/14	402,342
255	Archer-Daniels-Midland Co.	5.450	03/15/18	279,424
40	Archer-Daniels-Midland Co.	6.450	01/15/38	46,068
240	Bunge Ltd. Finance Corp.	8.500	06/15/19	280,198
135	ConAgra Foods, Inc.	7.000	10/01/28	148,076
400	ConAgra Foods, Inc.	8.250	09/15/30	499,108
165	Constellation Brands, Inc.	7.250	09/01/16	167,888
285	Dr. Pepper Snapple Group, Inc.	6.820	05/01/18	330,537
390	FBG Finance Ltd. (Australia) (c)	5.125	06/15/15	414,145

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Food/Beverage (continued)
$755	Kraft Foods, Inc.	6.125%	08/23/18	$814,105
70	Kraft Foods, Inc.	6.750	02/19/14	78,875
70	Kraft Foods, Inc.	7.000	08/11/37	76,912

				3,673,332

	Forest Products 0.0%
130	Georgia-Pacific LLC (c)	8.250	05/01/16	138,450

	Gaming & Leisure 0.2%
390	MGM Mirage, Inc.	13.000	11/15/13	444,112

	Health Care 0.8%
300	AmerisourceBergen Corp.	4.875	11/15/19	303,298
300	HCA, Inc. (c)	8.500	04/15/19	318,000
745	Medco Health Solutions, Inc.	7.125	03/15/18	863,549
370	Quest Diagnostics, Inc.	4.750	01/30/20	373,651
305	UnitedHealth Group, Inc.	6.000	02/15/18	325,391

				2,183,889

	Independent Energy 0.5%
330	EnCana Corp. (Canada)	5.900	12/01/17	361,290
95	EnCana Corp. (Canada)	6.500	05/15/19	107,568
100	Gaz Capital SA (Luxembourg) (c)	6.510	03/07/22	91,500
380	Questar Market Resources, Inc.	6.800	04/01/18	402,859
320	XTO Energy, Inc.	5.500	06/15/18	339,552
135	XTO Energy, Inc.	6.500	12/15/18	152,663

				1,455,432

	Integrated Energy 0.1%
220	Consumers Energy Co., Ser F	4.000	05/15/10	222,817

	Life Insurance 1.2%
260	Ace INA Holdings, Inc.	5.900	06/15/19	291,013
300	MetLife, Inc.	6.750	06/01/16	345,080
275	MetLife, Inc., Ser A	6.817	08/15/18	313,853

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Life Insurance (continued)
$260	MetLife, Inc., Ser B	7.717%	02/15/19	$312,303
25	Platinum Underwriters Finance, Inc., Ser B	7.500	06/01/17	25,169
295	Principal Financial Group, Inc.	8.875	05/15/19	348,936
550	Prudential Financial, Inc.	4.750	09/17/15	560,623
140	Prudential Financial, Inc.	6.625	12/01/37	145,478
130	Prudential Financial, Inc.	7.375	06/15/19	147,921
400	Reinsurance Group of America, Inc.	6.450	11/15/19	413,522
430	Xlliac Global Funding (c)	4.800	08/10/10	429,991

				3,333,889

	Managed Health Care 0.0%
130	WellPoint, Inc.	7.000	02/15/19	149,751

	Media-Cable 1.2%
515	Comcast Corp.	5.700	05/15/18	547,754
80	Comcast Corp.	6.450	03/15/37	83,744
20	Comcast Corp.	6.500	01/15/15	22,507
650	COX Communications, Inc. (c)	8.375	03/01/39	798,033
315	CSC Holdings, Inc.	7.625	07/15/18	320,512
210	DirecTV Holdings LLC (c)	5.875	10/01/19	217,739
220	Time Warner Cable, Inc.	6.750	06/15/39	234,579
255	Time Warner Cable, Inc.	8.250	04/01/19	310,908
340	Time Warner Cable, Inc.	8.750	02/14/19	423,463
285	Time Warner, Inc.	5.875	11/15/16	312,502

				3,271,741

	Media-Noncable 1.0%
105	Grupo Televisa SA (Mexico)	6.000	05/15/18	108,453
575	News America, Inc.	7.850	03/01/39	678,287
440	Omnicom Group, Inc.	6.250	07/15/19	487,041

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Media-Noncable (continued)
$130	Pearson Dollar Finance Two PLC (United Kingdom) (c)	6.250%	05/06/18	$139,430
140	Viacom, Inc.	5.625	09/15/19	149,757
375	Viacom, Inc.	6.875	04/30/36	406,369
320	Vivendi (France) (c)	6.625	04/04/18	351,044
365	WPP Finance (United Kingdom)	8.000	09/15/14	416,510

				2,736,891

	Metals 1.3%
1,159	ArcelorMittal (Luxembourg)	9.850	06/01/19	1,430,332
160	Freeport-McMoRan Cooper & Gold, Inc.	8.375	04/01/17	172,838
825	Newmont Mining Corp.	5.125	10/01/19	844,217
200	Rio Tinto Finance USA Ltd. (Australia)	9.000	05/01/19	255,362
460	Teck Resources Ltd. (Canada)	10.250	05/15/16	522,100
310	Vale Overseas Ltd. (Cayman Islands)	5.625	09/15/19	321,742
110	Vale Overseas Ltd. (Cayman Islands)	6.875	11/10/39	114,250

				3,660,841

	Noncaptive-Consumer Finance 1.3%
425	American Express Credit Corp., Ser C	7.300	08/20/13	483,161
1,190	General Electric Capital Corp.	5.625	05/01/18	1,229,031
635	General Electric Capital Corp.	6.000	08/07/19	670,112
1,040	HSBC Finance Corp.	5.500	01/19/16	1,107,403
15	HSBC Finance Corp.	6.375	10/15/11	16,060
115	HSBC Finance Corp.	8.000	07/15/10	119,659
40	SLM Corp.	4.000	01/15/10	39,846

				3,665,272

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Non-US Agency 0.2%
$460	KFW (Germany)	4.875%	06/17/19	$511,466

	Oil Field Services 1.1%
575	Chesapeake Energy Corp.	6.875	01/15/16	554,875
280	El Paso Corp.	8.250	02/15/16	291,200
525	Petrobras International Finance Co. (Cayman Islands)	5.750	01/20/20	537,469
315	Transocean, Inc. (Cayman Islands)	6.000	03/15/18	345,157
1,150	Weatherford International Ltd. (Switzerland)	9.625	03/01/19	1,439,062

				3,167,763

	Paper 0.2%
265	International Paper Co.	7.300	11/15/39	264,314
265	International Paper Co.	7.500	08/15/21	297,443

				561,757

	Pharmaceuticals 1.4%
425	Biogen Idec, Inc.	6.875	03/01/18	467,855
255	GlaxoSmithKline Capital, Inc.	5.650	05/15/18	284,621
505	Merck & Co., Inc.	5.000	06/30/19	545,079
830	Pfizer, Inc.	6.200	03/15/19	958,190
795	Roche Holdings, Inc. (c)	6.000	03/01/19	898,759
405	Watson Pharmaceuticals, Inc.	6.125	08/15/19	430,845
30	Wyeth	5.450	04/01/17	32,999
70	Wyeth	5.500	02/15/16	77,884
150	Wyeth	6.450	02/01/24	173,447

				3,869,679

	Pipelines 0.9%
105	CenterPoint Energy Resources Corp.	6.250	02/01/37	108,129

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pipelines (continued)
$70	CenterPoint Energy Resources Corp.	7.875%	04/01/13	$80,055
119	Colorado Interstate Gas Co.	6.800	11/15/15	134,360
150	Enterprise Products Operating LLC	5.250	01/31/20	153,861
420	Enterprise Products Operating LLC	6.500	01/31/19	466,948
700	Kinder Morgan Finance Co. (Canada)	5.700	01/05/16	661,500
440	Plains All American Pipeline LP	6.700	05/15/36	472,911
185	Plains All American Pipeline LP	8.750	05/01/19	227,853
255	Texas Eastern Transmission LP	7.000	07/15/32	296,642

				2,602,259

	Property & Casualty Insurance 0.5%
180	Ace INA Holdings, Inc.	5.600	05/15/15	198,619
730	AIG SunAmerica Global Financing VI (c)	6.300	05/10/11	721,206
240	Allstate Corp.	7.450	05/16/19	287,503
100	Farmers Exchange Capital (c)	7.050	07/15/28	86,213

				1,293,541

	Railroads 0.4%
215	CSX Corp.	7.375	02/01/19	255,541
265	Norfolk Southern Corp.	5.750	01/15/16	291,535
330	Union Pacific Corp.	6.125	02/15/20	373,435
220	Union Pacific Corp.	7.875	01/15/19	275,477

				1,195,988

	REITS 0.7%
405	AvalonBay Communities, Inc.	6.100	03/15/20	426,323
450	Boston Properties, LP	5.875	10/15/19	461,519
400	Simon Property Group LP	6.750	05/15/14	438,703

Par
Amount
(000)	Description	Coupon	Maturity	Value

	REITS (continued)
$500	WEA Finance LLC (c)	6.750%	09/02/19	$526,331

				1,852,876

	Restaurants 0.2%
240	Yum! Brands, Inc.	6.250	03/15/18	264,828
300	Yum! Brands, Inc.	6.875	11/15/37	331,209

				596,037

	Retailers 0.8%
270	CVS Caremark Corp.	6.600	03/15/19	303,346
228	CVS Pass-Through Trust	6.036	12/10/28	232,042
293	CVS Pass-Through Trust (c)	8.353	07/10/31	333,938
565	Home Depot, Inc.	5.875	12/16/36	557,453
505	Kohl’s Corp.	6.875	12/15/37	587,154
270	Wal-Mart Stores, Inc.	4.125	02/01/19	275,737

				2,289,670

	Services 0.1%
270	Case New Holland, Inc. (c)	7.750	09/01/13	270,675

	Supermarkets 0.3%
105	Delhaize America, Inc.	9.000	04/15/31	137,058
335	Delhaize Group (Belgium)	5.875	02/01/14	365,746
130	Kroger Co.	3.900	10/01/15	134,552
115	Kroger Co.	5.000	04/15/13	123,476
165	Kroger Co.	6.400	08/15/17	185,423

				946,255

	Technology 1.0%
345	Agilent Technologies, Inc.	5.500	09/14/15	364,496
565	CA, Inc.	5.375	12/01/19	580,350
395	Cisco Systems, Inc.	4.950	02/15/19	418,783
95	Cisco Systems, Inc.	5.900	02/15/39	99,841
215	Corning, Inc.	6.625	05/15/19	242,345
265	Fiserv, Inc.	6.800	11/20/17	300,435

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Technology (continued)
$248	IBM Corp.	5.600%	11/30/39	$236,340
265	KLA Instruments Corp.	6.900	05/01/18	284,442
165	Xerox Corp.	6.350	05/15/18	177,767

				2,704,799

	Tobacco 0.4%
235	Altria Group, Inc.	9.250	08/06/19	287,398
315	BAT International Finance PLC (United Kingdom) (c)	9.500	11/15/18	412,631
345	Philip Morris International, Inc.	5.650	05/16/18	375,795

				1,075,824

	Utility 0.2%
395	AES Corp. (c)	8.750	05/15/13	403,887
295	NRG Energy, Inc.	8.500	06/15/19	299,425

				703,312

	Wireless 0.3%
350	Intelsat Subsidiary Holding Co., Ltd. (Bermuda)	8.500	01/15/13	353,063
310	SBA Telecommunications, Inc. (c)	8.250	08/15/19	323,950
275	Vodafone Group PLC (United Kingdom)	5.625	02/27/17	300,175

				977,188

	Wireline 2.0%
620	AT&T Corp.	8.000	11/15/31	763,609
365	AT&T, Inc.	6.300	01/15/38	380,521
155	CenturyTel, Inc.	6.150	09/15/19	159,854
265	Deutsche Telekom International Finance BV (Netherlands)	6.000	07/08/19	290,794
205	Deutsche Telekom International Finance BV (Netherlands)	8.750	06/15/30	268,553
175	France Telecom SA (France)	8.500	03/01/31	241,248

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Wireline (continued)
$110	Qwest Corp.	6.500%	06/01/17	$105,600
270	Qwest Corp.	6.875	09/15/33	230,850
65	Telecom Italia Capital (Luxembourg)	4.875	10/01/10	66,845
460	Telecom Italia Capital SA (Luxembourg)	6.999	06/04/18	513,743
325	Telecom Italia Capital SA (Luxembourg)	7.175	06/18/19	368,967
715	Telefonica Europe BV (Netherlands)	8.250	09/15/30	925,399
410	Verizon Communications, Inc.	5.500	02/15/18	436,495
535	Verizon Communications, Inc.	6.350	04/01/19	602,036
305	Verizon Communications, Inc.	8.950	03/01/39	417,808

				5,772,322

	Total Corporate Bonds 30.3%			85,544,296

	United States Government Agencies & Obligations 25.2%
2,740	Federal Home Loan Mortgage Corp.	5.500	08/23/17	3,172,372
1,080	Federal Home Loan Mortgage Corp.	6.250	07/15/32	1,330,388
2,144	Federal Home Loan Mortgage Corp. (REMIC) (b)	0.739	07/15/28	2,128,485
3,000	Federal National Mortgage Association	2.500	05/15/14	3,065,559
2,190	Federal National Mortgage Association	4.375	10/15/15	2,405,805
147	Federal National Mortgage Association (REMIC) (d)	6.000	07/25/33	20,622
61	Federal National Mortgage Association (REMIC) (d)	7.000	05/25/33	9,861
5,750	United States Treasury Bond	4.250	05/15/39	5,795,822

Par
Amount
(000)	Description	Coupon	Maturity	Value

	United States Government Agencies & Obligations (continued)
$1,950	United States Treasury Bond	7.875%	02/15/21	$2,748,892
5,680	United States Treasury Bond	8.750	05/15/20	8,385,992
9,335	United States Treasury Bond (STRIPS)	0.000	11/15/19	6,545,347
7,015	United States Treasury Bond (STRIPS)	0.000	11/15/21	4,420,586
5,615	United States Treasury Bond (STRIPS)	0.000	11/15/21	3,525,934
2,705	United States Treasury Bond	3.500	02/15/39	2,385,050
2,500	United States Treasury Note	0.750	11/30/11	2,504,305
10,000	United States Treasury Note	1.750	03/31/14	10,018,760
8,000	United States Treasury Note	2.375	10/31/14	8,153,144
4,300	United States Treasury Note	2.625	07/31/14	4,449,158

	Total United States Government Agencies & Obligations 25.2%			71,066,082

	Agency Bonds 3.3%
	Banking — Government Guaranteed 1.0%
2,830	US Central Federal Credit Union	1.900	10/19/12	2,871,284

	Banking — FDIC Guaranteed 2.3%
6,350	GMAC, Inc.	2.200	12/19/12	6,499,651

	Total Agency Bonds 3.3%			9,370,935

	Commercial Mortgage Backed Securities 2.8%
1,200	Banc of America Commercial Mortgage, Inc. (e)	5.935	02/10/51	1,072,680
525	Citigroup Commercial Mortgage Trust	5.431	10/15/49	488,244
680	Citigroup Commercial Mortgage Trust (e)	5.888	12/10/49	602,564

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Commercial Mortgage Backed Securities (continued)
$625	Citigroup Commercial Mortgage Trust (e)	5.913%	03/15/49	$602,660
570	Citigroup Commercial Mortgage Trust (e)	6.298	12/10/49	497,050
1,025	Commercial Mortgage Pass-Through Certificates (e)	6.010	12/10/49	918,162
1,375	Greenwich Capital Commercial Funding Corp.	5.444	03/10/39	1,176,960
845	LB-UBS Commercial Mortgage Trust	5.156	02/15/31	827,139
1,175	LB-UBS Commercial Mortgage Trust	5.372	09/15/39	1,109,803
625	LB-UBS Commercial Mortgage Trust (e)	5.866	09/15/45	546,573

	Total Commercial Mortgage Backed Securities 2.8%			7,841,835

	Asset Backed Securities 0.7%
117	Capital Auto Receivables Asset Trust (b)	0.249	04/15/11	117,308
104	Capital Auto Receivables Asset Trust (b)	0.299	05/15/11	103,940
815	Chrysler Financial Auto Securitization Trust	1.012	07/15/10	815,551
52	Countrywide Asset-Backed Certificates (b)	0.436	07/25/34	40,535
348	Countrywide Asset-Backed Certificates (b)	0.626	11/25/34	268,057
358	Countrywide Asset-Backed Certificates (b)	0.916	06/25/33	253,634
557	Provident Bank Home Equity Loan Trust (b)	0.776	08/25/31	227,924
68	Renaissance Home Equity Loan Trust (b)	0.346	06/25/37	63,376

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Asset Backed Securities (continued)
$88	SLM Student Loan Trust (b)	0.272%	10/27/14	$88,159
42	Specialty Underwriting & Residential Finance (b)	0.506	05/25/35	30,462
72	Structured Asset Investment Loan Trust (b)	0.976	11/25/33	54,630

	Total Asset Backed Securities 0.7%			2,063,576

	Foreign Government Obligations 0.5%
810	Brazilian Government International Bond (Brazil)	6.000	01/17/17	891,810
304	Mexico Government International Bond (Mexico)	5.625	01/15/17	326,192
345	Qatar Government International Bond (Qatar) (c)	4.000	01/20/15	347,156

	Total Foreign Government Obligations 0.5%			1,565,158

	Municipal Bonds 0.4%
	California 0.3%
630	California St Taxable Var Purp 3	5.950	04/01/16	663,856

	Illinois 0.1%
345	Illinois St Toll Hwy Auth Toll Hwy Rev Build America Bonds Direct Pmt Taxable Sr Priority	6.184	01/01/34	367,177

	Total Municipal Bonds 0.4%			1,031,033

	Collateralized Mortgage Obligations 0.1%
69	American Home Mortgage Assets (b)	0.546	10/25/46	7,741
526	Countrywide Alternative Loan Trust (b)	0.597	03/20/46	73,536
91	Countrywide Home Loans (b)	0.506	04/25/35	51,533

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Collateralized Mortgage Obligations (continued)
$83	Harborview Mortgage Loan Trust (b)	0.687%	06/20/35	$42,757
683	MASTR Adjustable Rate Mortgages Trust (b)	1.698	04/25/46	79,610

	Total Collateralized Mortgage Obligations 0.1%			255,177

	Adjustable Rate Mortgage Backed Securities 0.1%
172	Government National Mortgage Association II (b)	4.375	01/20/25 to 06/20/25	178,869

	Total Long-Term Investments 97.3% (Cost $263,083,037)			274,818,386

Short-Term Investments 10.9%
Repurchase Agreements 1.8%
Banc of America Securities ($1,938,011 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.15%, dated 11/30/09, to be sold on 12/01/09 at $1,938,019)				1,938,011
JPMorgan Chase & Co. ($3,171,498 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.15%, dated 11/30/09, to be sold on 12/01/09 at $3,171,511)				3,171,498
State Street Bank & Trust Co. ($11,491 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 11/30/09, to be sold on 12/01/09 at $11,491)				11,491

Total Repurchase Agreements 1.8%				5,121,000

United States Government Agency Obligations 9.1%
Fannie Mae Discount Notes ($10,000,000 par, yielding 0.030%, 01/04/10 maturity)				9,999,717
United States Treasury Bill ($13,000,000 par, yielding 0.096%, 12/17/09 maturity)				12,999,455

Description	Value

United States Government Agency Obligations (continued)
United States Treasury Bill ($2,832,000 par, yielding 0.149%, 05/06/10 maturity) (f)	2,830,195

Total United States Government Agency Obligations 9.1%	25,829,367

Total Short-Term Investments 10.9% (Cost $30,950,367)	30,950,367

Total Investments 108.2% (Cost $294,033,404)	305,768,753

Liabilities in Excess of Other Assets (8.2%)	(23,264,816)

Net Assets 100.0%	$282,503,937

Percentages are calculated as a percentage of net assets.

(a)	Security purchased on a when-issued, delayed delivery or forward commitment basis.

(b)	Floating Rate Coupon

(c)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(d)	IO — Interest Only

(e)	Variable Rate Coupon

(f)	All or a portion of this security has been physically segregated in connection with open futures contracts and swap contracts.

REMIC —	Real Estate Mortgage Investment Conduits

STRIPS —	Separate Trading of Registered Interest and Principal of Securities

TBA —	To be announced, maturity date has not yet been established. Upon settlement and delivery of the mortgage pools, maturity dates will be assigned.

Futures contracts outstanding as of November 30, 2009:

		Unrealized
	Number of	Appreciation/
	Contracts	Depreciation
Long Contracts:
U.S. Treasury Notes 5-Year Futures, March 2010 (Current Notional Value of $117,266 per contract)	361	$286,988

Short Contracts:
U.S. Treasury Bond 30-Year Futures, March 2010 (Current Notional Value of $122,719 per contract)	102	(255,334)
U.S. Treasury Notes 2-Year Futures, March 2010 (Current Notional Value of $217,891 per contract)	27	(14,416)
U.S. Treasury Notes 10-Year Futures, March 2010 (Current Notional Value of $119,938 per contract)	273	(446,868)

Total Short Contracts:	402	(716,618)

Total Futures Contracts	763	$(429,630)

Swap contracts outstanding as of November 30, 2009:
Interest Rate Swaps

		Pay/
		Receive			Notional
		Floating	Fixed	Expiration	Amount
Counterparty	Floating Rate Index	Rate	Rate	Date	(000)	Value
Deutsche Bank AG Frankfurt	EUR-EURIBOR	Pay	5.063%	08/05/24	$29,821	$134,492
Deutsche Bank AG New York	USD-LIBOR BBA	Pay	**	11/15/21	3,797	(124,315)
Deutsche Bank AG New York	USD-LIBOR BBA	Pay	4.400	10/01/16	56,165	(10,672)

						(495)

Barclays Bank PLC	USD-LIBOR BBA	Receive	**	11/15/19	5,715	(835,655)
Barclays Bank PLC	USD-LIBOR BBA	Receive	**	11/15/21	3,100	(476,513)

		Pay/
		Receive			Notional
		Floating	Fixed	Expiration	Amount
Counterparty	Floating Rate Index	Rate	Rate	Date	(000)	Value
Deutsche Bank AG Frankfurt	EUR-EURIBOR	Receive	4.460%	08/05/19	$24,535	$(108,692)
Deutsche Bank AG New York	USD-LIBOR BBA	Receive	**	11/15/21	3,242	(387,690)
Deutsche Bank AG New York	USD-LIBOR BBA	Receive	4.410	10/03/18	30,216	44,418

						(1,764,132)

Total Interest Rate Swaps						$(1,764,627)

**	Zero Coupon Swaps. The Fund and/or counterparty will make a net payment at the expiration date.
Security Valuation Fixed income investments are valued by an independent pricing service using the mean of the last reported bid and asked prices. Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available as noted above, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Options are valued at the last sale price. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Swaps are valued using market quotations obtained from brokers. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.
Fair Value Measurements Financial Accounting Standards Board Accounting Standards Codification (ASC) 820 “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as FAS 157) defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1 —	quoted prices in active markets for identical investments

Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2009 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3
		Other
		Significant	Significant
	Quoted	Observable	Unobservable
Investments	Prices	Inputs	Inputs	Total

Investments in an Asset Position

Mortgage Backed Securities	$—	$95,901,425	$—	$95,901,425

Corporate Bonds		85,544,296	—	85,544,296

United States Government Agencies & Obligations	—	71,066,082	—	71,066,082

Agency Bonds	—	9,370,935	—	9,370,935

Commercial Mortgage Backed Securities	—	7,841,835	—	7,841,835

Asset Backed Securities	—	2,063,576	—	2,063,576

Foreign Government Obligations	—	1,565,158	—	1,565,158

Municipal Bonds	—	1,031,033	—	1,031,033

Collateralized Mortgage Obligations	—	255,177	—	255,177

Adjustable Rate Mortgage Backed Securities	—	178,869	—	178,869

Short-Term Investments	—	30,950,367	—	30,950,367

Futures	286,988	—	—	286,988

	Level 1	Level 2	Level 3
		Other
		Significant	Significant
	Quoted	Observable	Unobservable
Investments	Prices	Inputs	Inputs	Total

Interest Rate Swaps	—	178,910	—	178,910

Total Investments in an Asset Position	286,988	305,947,663	—	306,234,651

Investments in a Liability Position

Futures	(716,618)	—	—	(716,618)

Interest Rate Swaps	—	(1,943,537)	—	(1,943,537)

Total Investments in a Liability Position	$(716,618)	$(1,943,537)	$—	$(2,660,155)

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen Trust

By:	/s/ Edward C. Wood III
Name: Edward C. Wood III
Title: Principal Executive Officer
Date: January 21, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward C. Wood III

Name: Edward C. Wood III
Title: Principal Executive Officer
Date: January 21, 2010

By:	/s/ Stuart N. Schuldt
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: January 21, 2010